NOTES PAYABLE	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Note Payable
NOTES PAYABLE

Promissory Note and Promissory Note Amendment

The Company entered into a note purchase agreement effective July 31, 2015 (the “Note Purchase Agreement”) with one its existing institutional investors (the “Note Holder”).  Pursuant to the Note Purchase Agreement, the Company issued and sold a non-convertible promissory note in the principal amount of $1.2 million (the “Promissory Note”) and a warrant (the “Note Warrant”) to purchase 43,636 shares of the Company’s common stock in a private placement (the “Note Private Placement”).

The Promissory Note matured on July 31, 2016, accrued interest at a rate of eight percent (8%) per annum and may be prepaid by the Company at any time prior to the maturity date without penalty or premium.  The Note Holder has the right at its option to exchange (the “Note Voluntary Exchange”) the outstanding principal balance of the Promissory Note plus the Conversion Interest Amount (as defined below) into such number of securities to be issued in a Public Offering (as defined below). Upon effectuating such Note Voluntary Exchange, the Note Holder shall be deemed to be a purchaser in the Public Offering. ”Public Offering” means a registered offering of equity or equity-linked securities resulting in gross proceeds of at least $5.0 million to the Company; and “Conversion Interest Amount” means interest payable in an amount equal to all accrued but unpaid interest assuming the Promissory Note had been held from the issuance date to the maturity date.  In the event the Company completes a Public Offering and the Note Holder elected not to effectuate the Note Voluntary Exchange, then the Company shall promptly repay the outstanding principal amount of the Promissory Note plus all accrued and unpaid interest following completion of the Public Offering.

The Note Warrant contains an adjustment clause affecting its exercise price, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Note Warrant. As a result, we determined that the Note Warrant was not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The detachable Note Warrant issued in connection with the Promissory Note was recorded as a debt discount based on its fair value (see Note 7 for fair value measurement). The adjustment clause lapses upon listing of the Company’s common stock on a national stock exchange such as the NASDAQ, New York Stock Exchange or NYSE MKT.

The Company evaluated the Note Voluntary Exchange provision, which provides for settlement of the Promissory Note at an 8% premium to the Promissory Note’s stated principal amount, in accordance with ASC 815-15-25. The Voluntary Exchange provision is a contingent put that is not clearly and closely related to the debt host instrument and therefore was initially bifurcated and measured at fair value and recorded as a derivative liability in the consolidated balance sheet.  The derivative liability will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations. The proceeds of the Note Private Placement were first allocated to the fair value of the Note Warrant in the amount of $150,544 and to the fair value of the Note Voluntary Exchange provision in the amount of $227,740, with the difference of $821,716 representing the initial carrying value of the Promissory Note. Further, approximately $105,000 of debt issuance cost was recorded as additional debt discount at issuance.

On February 12, 2016, the Company entered into an amendment (the “Note Amendment”) with the Note Holder, whereby the Company and the Note Holder agreed to extend the maturity date of the Promissory Note from July 31, 2016 to December 31, 2016 and increase the interest rate commencing August 1, 2016 to 12% per annum. The Company also obtained the Note Holder’s consent to the consummation of the OID Note Private Placement (as defined below), as required under the Promissory Note.

Additionally, pursuant to the Note Amendment, the Note Voluntary Exchange was modified to effect a voluntary exchange of $600,000 principal amount (“Initial Exchange Principal Amount”) of the Promissory Note plus the Initial Conversion Interest Amount into a Qualified Offering (as defined below) or Public Offering. “Initial Conversion Interest Amount” shall mean interest payable in an amount equal to all accrued but unpaid interest assuming the Initial Exchange Principal Amount has been held from the issuance date to the original maturity date of July 31, 2016 (for the avoidance of doubt, such amount that is calculated using the following formula: (a) 8% multiplied by the Initial Exchange Principal Amount ($600,000), multiplied by (b) the actual number of days elapsed in a year of three hundred and sixty-five (365) days, which amount shall equal $48,000 in the aggregate). “Qualified Offering” means one or a series of offerings of equity or equity-linked securities resulting in aggregate gross proceeds of at least $2,000,000 to the Company.

Further, under the modified Note Voluntary Exchange, the Note Holder shall have the right to effect a voluntary exchange with respect to the remaining $600,000 principal amount (the “Remaining Principal Amount”) plus the Remaining Conversion Interest Amount into a Qualified Offering or Public Offering. “Remaining Conversion Interest Amount” shall mean interest payable in an amount equal to the sum of (A) all accrued but unpaid interest on such portion of the Remaining Principal Amount subject to such Voluntary Exchange assuming such portion of the Remaining Principal Amount had been held from the original maturity date of July 31, 2016 to the amended maturity date of December 31, 2016 (for the avoidance of doubt, such amount that is calculated using the following formula: (a) 12% multiplied by such portion of the Remaining Principal Amount subject to such Voluntary Exchange, multiplied by (b) the actual number of days elapsed in a year of three hundred and sixty-five (365) days, which amount shall equal $30,000 in the aggregate assuming the aggregate Remaining Principal Amount of $600,000 is used in such calculation), plus (B) all accrued but unpaid interest assuming such portion of the Remaining Principal Amount had been held from the issuance date to the original maturity date of July 31, 2016 (for the avoidance of doubt, such amount that is calculated using the following formula: (a) 8% multiplied by such portion of the Remaining Principal Amount, multiplied by (b) the actual number of days elapsed in a year of three hundred and sixty-five (365) days, which amount shall equal $48,000 in the aggregate assuming the aggregate Remaining Principal Amount of $600,000 is used in such calculation).

In consideration for entering into the Note Amendment, the Company issued the Note Holder a warrant to purchase 43,636 shares of the Company’s common stock (the “Amendment Warrant”) in substantially the same form as the Note Warrant issued in the Note Private Placement, provided, however, that with respect to the “full-ratchet” anti-dilution price protection adjustments for future issuances of other Company equity or equity-linked securities (subject to certain standard carve-outs), such price protection adjustment shall be equal to 110% of the consideration price per share of the issued equity or equity-linked securities.

The Company evaluated the Note Amendment transaction in accordance with ASC 470-50-40-12 and determined the Note Amendment did not constitute a substantive modification of the Promissory Note and that the transaction should be accounted for as a debt modification.

The Company evaluated the Note Voluntary Exchange provision, which provides for settlement of the Promissory Note at an 8% premium to the Promissory Note’s stated principal amount, in accordance with ASC 815-15-25. The Note Voluntary Exchange provision is a contingent put that is not clearly and closely related to the debt host instrument and therefore was initially separately measured at fair value and will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations.

The Amendment Warrant contains an adjustment clause affecting its exercise price, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Amendment Warrant. As a result, the Company determined that the Amendment Warrant was not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The fair value of the detachable Amendment Warrant issued in connection with the Note Amendment was recorded as a debt discount. The adjustment clause lapses upon the Company completing a Qualified Offering.

Accordingly, the Company recorded a debt discount related to the warrant liability of approximately $85,000 and a debt discount related to the Voluntary Exchange of approximately $104,000.

During the three months ended August 31, 2016, the Company recognized $153,174 of interest expense related to the Promissory Note, as amended, including amortization of debt discount of $125,174 and accrued interest expense of $28,000. Additionally, the Company recognized a gain of $294,114 in the three months ended August 31, 2016 due to the change in estimated fair value of the Voluntary Exchange provision.

During the six months ended August 31, 2016, the Company recognized $291,177 of interest expense related to the Promissory Note, as amended, including amortization of debt discount of $239,177 and accrued interest expense of $52,000. Additionally, the Company recognized a gain of $265,438 in the six months ended August 31, 2016 due to the change in estimated fair value of the Voluntary Exchange provision.

OID Notes

In February 2016, the Company entered into an OID note purchase agreement dated February 12, 2016 (the “February 2016 OID Note Purchase Agreement”) in a private placement (the “OID Note Private Placement”) with various accredited investors (the “OID Note Holders”). Pursuant to the OID Note Purchase Agreement, the Company may issue and sell non-convertible OID promissory notes (the “OID Notes”) up to an aggregate purchase price of $1,000,000 (the “Purchase Price”) and warrants (the “OID Warrants”) to purchase 7,273 shares of the Company’s common stock for every $100,000 of Purchase Price. The OID Notes shall have an initial principal balance equal to 120% of the Purchase Price (the “OID Principal Amount”). Pursuant to the February 2016 OID Note Purchase Agreement, the Company received an aggregate Purchase Price of $500,000 and issued OID Notes in the aggregate OID Principal Amount of $600,000 and OID Warrants to purchase an aggregate of 36,367 shares of the Company’s common stock.

During the six months ended August 31, 2016, the Company entered into OID note purchase agreements between March 4 and 15, 2016 (the “March 2016 OID Note Purchase Agreements”) with various accredited investors. Pursuant to the March 2016 OID Note Purchase Agreements, the Company issued OID Notes with an aggregate Purchase Price of $125,000 and OID Warrants to purchase 9,902 shares of the Company’s common stock. The OID Notes issued in March 2016 have an OID Principal Amount equal to $150,000 or 120% of the Purchase Price.

The OID Notes mature six (6) months following the issuance date of each OID Note and may be prepaid by the Company at any time prior to the maturity date without penalty or premium. In the event the OID Notes are prepaid in full on or before the date that is ninety (90) days following the issuance date of each OID Note, the prepayment amount shall be equal to 110% of the Purchase Price and in the event the OID Notes are prepaid following such initial ninety (90) day period, the prepayment amount shall be equal to the OID Principal Balance (the “Optional Redemption”). The Company determined the Optional Redemption feature represents a contingent call option. The Company evaluated the Optional Redemption provision in accordance with ASC 815-15-25. The Company determined that the Optional Redemption feature is clearly and closely related to the debt host instrument and is not an embedded derivative requiring bifurcation.

Each OID Note Holder has the right at its option to act as a purchaser in a Qualified Offering and, in lieu of investing new cash subscriptions, mechanically effect a voluntary exchange (the “OID Note Voluntary Exchange”) of the OID Principal Amount of the OID Notes into such number of securities to be issued in a Qualified Offering. Upon effectuating such OID Voluntary Exchange, the OID Note Holders shall be deemed to be purchasers in the Qualified Offering. The Company evaluated the OID Note Voluntary Exchange provision, which provides for settlement of the OID Notes at the OID Principal Amount in accordance with ASC 815-15-25. The Company determined the OID Note Voluntary Exchange provision is a contingent put that is not clearly and closely related to the debt host instrument and therefore was initially separately measured at fair value and will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations.

The OID Warrants contain an adjustment clause affecting their exercise price, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the OID Warrants. As a result, we determined that the OID Warrants were not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The detachable OID Warrants issued in connection with the OID Notes were recorded as a debt discount based on their fair value (see Note 7 for fair value measurement). The adjustment clause lapses upon the Company completing the Qualified Offering.

Pursuant to the March 2016 closings of the OID Note Private Placement, the OID Principal Amount was first allocated to the fair value of the OID Warrants in the amount of $15,225, next to the value of the original issuance discount in the amount of $25,000, then to the fair value of the OID Note Voluntary Exchange provision in the amount of $32,497, and lastly to the debt discount related to offering costs of $2,210 with the difference of $75,069 representing the initial carrying value of the OID Notes issued in March 2016.

Between August 12, 2016 and August 19, 2016, the Company entered into certain amendments (the “OID Note Amendments”), to its outstanding non-convertible OID Notes originally issued between February 12, 2016 and March 15, 2016 (the “OID Notes”), with the holders of an aggregate of $750,000 principal amount of OID Notes, whereby the holders of the OID Notes extended the maturity date of the OID Notes an additional three (3) months to between November 12, 2016 and December 15, 2016. In consideration for entering into the Note Amendments, the Company (i) increased the principal amount of the OID Notes by 10% to $825,000 in the aggregate from $750,000 in the aggregate, (ii) issued an aggregate of 45,459 common stock purchase warrants with an exercise price of $2.00 per share and a term of five years, and (iii) modified the voluntary exchange provision of the OID Notes by reducing the “Qualified Offering” threshold amount to $500,000 from $2,000,000. Additionally, the Company will have the sole option to extend the maturity date of the OID Notes an additional three (3) months in consideration for a further 10% increase in the principal amount from $825,000 to $907,500.

The Company evaluated the OID Note Amendments transactions in accordance with ASC 470-50-40-12 and determined the OID Note Amendments did not constitute a substantive modification of the OID Notes and that the transaction should be accounted for as a debt modification.

During the three months ended August 31, 2016, the Company recognized $248,113 of interest expense related to the OID Notes, as amended, including amortization of debt discount. Additionally, the Company recognized a gain of $216,753 in the three months ended August 31, 2016 due to the change in estimated fair value of the OID Note Voluntary Exchange provision.

During the six months ended August 31, 2016, the Company recognized $413,703 of interest expense related to the OID Notes, as amended, including amortization of debt discount. Additionally, the Company recognized a gain of $191,430 in the six months ended August 31, 2016 due to the change in estimated fair value of the OID Note Voluntary Exchange provision.

The following table summarizes the notes payable:

	Note Payable	Discount	Voluntary Exchange Feature	Note Payable, Net
February 29, 2016 balance	$1,800,000	$(743,282)	$476,402	$1,533,120
Issuance of Notes	150,000	(74,931)	32,496	107,565
Additional debt discount upon Note amendments	75,000	(224,681)	105,586	(44,095)
Amortization of debt discount	-	652,879	-	652,879
Change in fair value of voluntary exchange feature	-	-	(456,868)	(456,868)
August 31, 2016 balance	$2,025,000	$(390,015)	$157,616	$1,792,601

Promissory Note and Promissory Note Amendment

During the year ended February 29, 2016, the Company entered into a note purchase agreement effective July 31, 2015 (the “Note Purchase Agreement”) with one its existing institutional investors (the “Note Holder”).  Pursuant to the Note Purchase Agreement, the Company issued and sold a non-convertible promissory note in the principal amount of $1.2 million (the “Promissory Note”) and a warrant (the “Note Warrant”) to purchase 43,636 shares of the Company’s common stock in a private placement (the “Note Private Placement”).

The Promissory Note matures on July 30, 2016, accrues interest at a rate of eight percent (8%) per annum and may be prepaid by the Company at any time prior to the maturity date without penalty or premium.  The Note Holder has the right at its option to exchange (the “Note Voluntary Exchange”) the outstanding principal balance of the Promissory Note plus the Conversion Interest Amount (as defined below) into such number of securities to be issued in the Public Offering (as defined below). Upon effectuating such Note Voluntary Exchange, the Note Holder shall be deemed to be a purchaser in the Public Offering. ”Public Offering” means a registered offering of equity or equity-linked securities resulting in gross proceeds of at least $5.0 million to the Company; and “Conversion Interest Amount” means interest payable in an amount equal to all accrued but unpaid interest assuming the Promissory Note had been held from the issuance date to the maturity date.  In the event the Company completes a Public Offering and the Note Holder elected not to effectuate the Note Voluntary Exchange, then the Company shall promptly repay the outstanding principal amount of the Promissory Note plus all accrued and unpaid interest following completion of the Public Offering.

The Note Warrant contains an adjustment clause affecting its exercise price, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Note Warrant. As a result, we determined that the Note Warrant was not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The detachable Note Warrant issued in connection with the Promissory Note was recorded as a debt discount based on its fair value (see Note 13 for fair value measurement). The adjustment clause lapses upon listing of the Company’s common stock on a national stock exchange such as the NASDAQ, New York Stock Exchange or NYSE MKT.

The Company evaluated the Note Voluntary Exchange provision, which provides for settlement of the Promissory Note at an 8% premium to the Promissory Note’s stated principal amount, in accordance with ASC 815-15-25. The Voluntary Exchange provision is a contingent put that is not clearly and closely related to the debt host instrument and therefore was initially bifurcated and measured at fair value and recorded as a derivative liability in the consolidated balance sheet.  The derivative liability will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations. The proceeds of the Note Private Placement were first allocated to the fair value of the Note Warrant in the amount of $150,544 and to the fair value of the Note Voluntary Exchange provision in the amount of approximately $227,740, with the difference of approximately $821,716 representing the initial carrying value of the Promissory Note. Further, approximately $105,000 of debt issuance cost was recorded as additional debt discount at issuance.

On February 12, 2016, the Company entered into an amendment (the “Note Amendment”) with the Note Holder, whereby the Company and the Note Holder agreed to extend the maturity date of the Promissory Note from July 31, 2016 to December 31, 2016 and increase the interest rate commencing August 1, 2016 to 12% per annum. The Company also obtained the Note Holder’s consent to the consummation of the OID Note Private Placement (as defined below), as required under the Promissory Note.

Additionally, the Note Voluntary Exchange was modified to effect a voluntary exchange of $600,000 principal amount (“Initial Exchange Principal Amount”) of the Promissory Note plus the Initial Conversion Interest Amount into a Qualified Offering (as defined below) or Public Offering. “Initial Conversion Interest Amount” shall mean interest payable in an amount equal to all accrued but unpaid interest assuming the Initial Exchange Principal Amount has been held from the issuance date to the original maturity date of July 31, 2016 (for the avoidance of doubt, such amount that is calculated using the following formula: (a) 8% multiplied by the Initial Exchange Principal Amount ($600,000), multiplied by (b) the actual number of days elapsed in a year of three hundred and sixty-five (365) days, which amount shall equal $48,000 in the aggregate). “Qualified Offering” mean one or a series of offerings of equity or equity-linked securities resulting in aggregate gross proceeds of at least $2,000,000 to the Company.

Further, under the modified Note Voluntary Exchange, the Note Holder shall have the right to effect a voluntary exchange with respect to the remaining $600,000 principal amount (the “Remaining Principal Amount”) plus the Remaining Conversion Interest Amount into a Qualified Offering or Public Offering. “Remaining Conversion Interest Amount” shall mean interest payable in an amount equal to the sum of (A) all accrued but unpaid interest on such portion of the Remaining Principal Amount subject to such Voluntary Exchange assuming such portion of the Remaining Principal Amount had been held from the original maturity date of July 31, 2016 to the amended maturity date of December 31, 2016 (for the avoidance of doubt, such amount that is calculated using the following formula: (a) 12% multiplied by such portion of the Remaining Principal Amount subject to such Voluntary Exchange, multiplied by (b) the actual number of days elapsed in a year of three hundred and sixty-five (365) days, which amount shall equal $30,000 in the aggregate assuming the aggregate Remaining Principal Amount of $600,000 is used in such calculation), plus (B) all accrued but unpaid interest assuming such portion of the Remaining Principal Amount had been held from the issuance date to the original maturity date of July 31, 2016 (for the avoidance of doubt, such amount that is calculated using the following formula: (a) 8% multiplied by such portion of the Remaining Principal Amount, multiplied by (b) the actual number of days elapsed in a year of three hundred and sixty-five (365) days, which amount shall equal $48,000 in the aggregate assuming the aggregate Remaining Principal Amount of $600,000 is used in such calculation).

In consideration for entering into the Note Amendment, the Company issued the Note Holder a warrant to purchase 43,636 shares of the Company’s common stock (the “Amendment Warrant”) in substantially the same form as the Note Warrant issued in the Note Private Placement, provided, however, that with respect to the “full-ratchet” anti-dilution price protection adjustments for future issuances of other Company equity or equity-linked securities (subject to certain standard carve-outs), such price protection adjustment shall be equal to 110% of the consideration price per share of the issued equity or equity-linked securities.

The Company evaluated the Note Amendment transaction in accordance with ASC 470-50-40-12 and determined the Note Amendment did not constitute a substantive modification of the Promissory Note and that the transaction should be accounted for as a debt modification.

The Company evaluated the Voluntary Exchange provision, which provides for settlement of the Promissory Note at an 8% premium to the Promissory Note’s stated principal amount, in accordance with ASC 815-15-25. The Voluntary Exchange provision is a contingent put that is not clearly and closely related to the debt host instrument and therefore was initially separately measured at fair value and will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations.

The Amendment Warrant contains an adjustment clause affecting its exercise price, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Amendment Warrant. As a result, we determined that the Amendment Warrant was not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The fair value of the detachable Amendment Warrant issued in connection with the Note Amendment was recorded as a debt discount. The adjustment clause lapses upon the Company completing the Qualified Offering.

As such, the Company recorded a debt discount related to the warrant liability of $84,552 and a debt discount related to the Voluntary Exchange of $103,806.

During the year ended February 29, 2016, the Company recognized $300,675 of interest expense related to the Promissory Note, as amended, including amortization of debt discount of $244,675 and accrued interest expense of $56,000. Additionally, the Company recognized a loss of $8,433 in the year ended February 29, 2016 due to the change in estimated fair value of the Voluntary Exchange provision.

OID Notes

During the year ended February 29, 2016, the Company entered into an OID note purchase agreement dated February 12, 2016 (the “OID Note Purchase Agreement”) with various accredited investors (the “OID Note Holders”). Pursuant to the OID Note Purchase Agreement, the Company may issue and sell non-convertible OID promissory notes (the “OID Notes”) up to an aggregate purchase price of $1,000,000 (the “Purchase Price”) and warrants (the “OID Warrants”) to purchase 7,273 shares of the Company’s common stock for every $100,000 of Purchase Price in a private placement (the “OID Note Private Placement”). The OID Notes shall have an initial principal balance equal to 120% of the Purchase Price (the “OID Principal Amount”).  During the year ended February 29, 2016, the Company received an aggregate Purchase Price of $500,000 and issued OID Notes in the aggregate OID Principal Amount of $600,000 and OID Warrants to purchase an aggregate of 36,367 shares of the Company’s common stock.

The OID Notes mature six (6) months following the issuance date of each OID Note and may be prepaid by the Company at any time prior to the maturity date without penalty or premium. In the event the OID Notes are prepaid in full on or before the date that is ninety (90) days following the issuance date of each OID Note, the prepayment amount shall be equal to 110% of the Purchase Price and in the event the OID Notes are prepaid following such initial ninety (90) day period, the prepayment amount shall be equal to the OID Principal Balance (the “Optional Redemption”). The Company determined the Optional Redemption feature represents a contingent call option. The Company evaluated the Optional Redemption provision in accordance with ASC 815-15-25. The Company determined that the Optional Redemption feature is clearly and closely related to the debt host instrument and is not an embedded derivative requiring bifurcation.

Each OID Note Holder has the right at its option to act as a purchaser in a Qualified Offering and, in lieu of investing new cash subscriptions, mechanically effect a voluntary exchange (the “OID Note Voluntary Exchange”) the OID Principal Amount of the OID Notes into such number of securities to be issued in a Qualified Offering. Upon effectuating such OID Voluntary Exchange, the OID Note Holders shall be deemed to be a purchaser in the Qualified Offering. The Company evaluated the OID Note Voluntary Exchange provision, which provides for settlement of the OID Notes at the OID Principal Amount in accordance with ASC 815-15-25. The Company determined the OID Note Voluntary Exchange provision is a contingent put that is not clearly and closely related to the debt host instrument and therefore was initially separately measured at fair value and will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations.

The OID Principal Amount was first allocated to the fair value of the OID Warrants in the amount of $75,961, next to the value of the original issuance discount in the amount of $100,000, then to the fair value of the OID Note Voluntary Exchange provision in the amount of $134,841, and lastly to the debt discount related to offering costs of $13,758 with the difference of approximately $275,440 representing the initial carrying value of the OID Notes. During the year ended February 29, 2016, the Company recognized $8,637 of interest expense related to the OID Notes, including amortization of debt discount. Additionally, the Company recognized a loss of $1,582 in the year ended February 29, 2016 due to the change in estimated fair value of the OID Note Voluntary Exchange provision.

The OID Warrants contain an adjustment clause affecting its exercise price, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the OID Warrants. As a result, we determined that the OID Warrants were not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The detachable OID Warrants issued in connection with the OID Notes were recorded as a debt discount based on their fair value (see Note 13 for fair value measurement). The adjustment clause lapses upon the Company completing the Qualified Offering.

The following table summarizes the notes payable:

	Notes Payable	Discount	Put Exchange Feature	Notes Payable, Net
February 28, 2015 balance	$-	$-	$-	$-
Issuance of Notes	1,800,000	(996,595)	466,387	1,269,792
Amortization of debt discount	-	253,313	-	253,313
Change in fair value	-	-	10,015	10,015
February 29, 2016 balance	$1,800,000	$(743,282)	$476,402	$1,533,120